Fair Value Disclosures - Fair Value Option Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Loans held for sale	$ (3,393)	$ (2,805)	$ 1,962
Capitalized mortgage loan servicing rights	10,196	(2,108)	(16,224)
Net Gains (Losses) on Assets -Mortgage Loans
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Loans held for sale	(3,393)	(2,805)	1,962
Mortgage Loan Servicing, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Capitalized mortgage loan servicing rights	$ 10,196	$ (2,108)	$ (16,224)